UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                        Date of fiscal year end: MAY 31
                                                -------

                   Date of reporting period: FEBRUARY 28, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
  SHARES                       DESCRIPTIONo                            VALUE
----------  ----------------------------------------------------   -------------

COMMON STOCKS - 64.0%

             AUSTRALIA - 18.1%
    330,015  Australian Pipeline Trust .........................   $   1,062,101
 14,906,607  Envestra Ltd. .....................................      13,166,977
  1,717,775  GasNet Australia Group ............................       3,435,981
  7,924,022  SP AusNet ++ ......................................       7,795,752
  9,490,000  Spark Infrastructure Group ++ .....................       8,244,200
  1,250,000  Transurban Group ..................................       6,599,476
                                                                   -------------
                                                                      40,304,487
                                                                   -------------
             ITALY - 7.6%
    750,000  Enel SPA ..........................................       6,240,214
  1,613,728  Snam Rete Gas SPA .................................       7,086,000
  1,400,000  Terna SPA .........................................       3,683,779
                                                                   -------------
                                                                      17,009,993
                                                                   -------------
             NEW ZEALAND - 3.9%
  7,000,000  Auckland International Airport Ltd. ...............       8,679,825
                                                                   -------------
              SPAIN - 5.1%
    100,000  Enagas SA .........................................       2,024,101
     60,000  Iberdrola SA ......................................       1,892,399
    225,000  Red Electrica de Espana ...........................       7,524,902
                                                                   -------------
                                                                      11,441,402
                                                                   -------------
             UNITED KINGDOM - 29.3%
    700,000  AWG plc ...........................................      13,586,349
    575,000  Kelda Group plc ...................................       8,029,969
    572,727  Pennon Group plc ..................................      14,037,058
    705,149  Severn Trent plc ..................................      14,258,686
  1,282,999  United Utilities plc ..............................      15,362,399
                                                                   -------------
                                                                      65,274,461
                                                                   -------------

             TOTAL COMMON STOCKS ...............................     142,710,168
             (Cost $128,064,818)                                   -------------

  MASTER LIMITED PARTNERSHIPS - 8.3%

             UNITED STATES - 8.3%
     19,400  Amerigas Partners, L.P. ...........................         594,610
    135,200  Enbridge Energy Partners, L.P. ....................       6,043,440
    125,000  Kinder Morgan Energy Partners, L.P. ...............       5,908,750
    190,000  Magellan Midstream Partners, L.P. .................       5,983,100
                                                                   -------------

             TOTAL MASTER LIMITED PARTNERSHIPS .................      18,529,900
             (Cost $18,692,859)                                    -------------

  CANADIAN INCOME TRUSTS - 21.7%

  1,000,300  Northland Power Income Fund .......................      14,611,272
  1,000,300  Pembina Pipeline Income Fund ......................      16,151,617
    691,800  The Consumer's Waterheater Income Fund ............       9,636,318
    629,200  UE Waterheater Income Fund ........................       8,072,274
                                                                   -------------

             TOTAL CANADIAN INCOME TRUSTS ......................      48,471,481
             (Cost $28,223,805)                                    -------------


             See Notes to Quarterly Portfolio of Investments.             Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                  BANK LOAN
 PRINCIPAL                                                        RATINGS+                           STATED          MARKET
   VALUE                        DESCRIPTIONo                     MOODY'S S&P         COUPON        MATURITY*          VALUE
-----------  ------------------------------------------------  ---------------   --------------   ------------   ---------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 36.3%

             COMMERCIAL SERVICES & SUPPLIES - 2.0%

             ENVIRONMENTAL & FACILITIES SERVICES - 2.0%
$ 1,206,193  Duratek, Inc. ..................................  B1       BB-       7.81%-7.94%       12/16/09     $     1,206,193
  1,727,273  Envirocare of Utah, LLC ........................  NR(a)    NR(a)        7.38%          4/13/10            1,741,666
  1,500,000  EnviroSolutions Holdings, Inc. .................  B2       B-        7.98%-8.07%       7/07/12            1,518,750
                                                                                                                 ---------------
             TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                      4,466,609
                                                                                                                 ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%

             INTEGRATED TELECOMMUNICATION SERVICES - 2.2%
  1,000,000  Iowa Telecommunications
                Services, Inc. ..............................  Ba3      BB-       6.28%-6.40%       11/23/11           1,009,000
  1,000,000  Madison River Capital, LLC .....................  B1       B+           6.80%          7/29/12            1,010,000
  2,000,000  NTL Investment Holdings Ltd. ...................  B1       BB-          7.57%          5/10/12            2,005,000
    966,667  Valor Telecommunications
                Enterprises, LLC ............................  Ba3      BB-       6.28%-6.36%       2/14/12              968,026
                                                                                                                 ---------------
             TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                              4,992,026
                                                                                                                 ---------------
             ELECTRIC UTILITIES - 9.1%

             ELECTRIC UTILITIES - 9.1%
  1,574,940  Allegheny Energy Supply Inc. ...................  Ba2      BBB-      5.51%-6.16%       3/08/11            1,583,939
  1,000,000  Astoria Generating Company
                Acquisitions, LLC (c) .......................  B3       B            8.32%          8/23/13            1,021,875
    329,787  Calpine Corp.,
                (Debtor in Possession)(d) ...................  NR(a)    NR(a)        6.81%          12/20/07             334,734
    840,426  Calpine Corp., (Revolving Credit),
                (Debtor in Possession)(d) ...................  NR(a)    NR(a)        0.75%          12/20/07             829,920
    829,787  Calpine Corp.,
                (Debtor in Possession) (c)(d) ...............  NR(a)    NR(a)        8.66%          12/20/07             851,569
    986,405  Cogentrix Delaware Holdings, Inc. ..............  Ba2      BB+          6.28%          4/14/12              994,831
  2,000,000  Coleto Creek WLE, L.P. (c) .....................  B1       BB-          7.92%          6/30/12            2,012,500
  2,777,135  Covanta Energy Corp. ...........................  B1       B+        7.53%-7.58%       6/24/12            2,818,791
    997,500  LSP-Kendall Energy, LLC ........................  B1       B            6.53%          10/07/13             995,837
    923,450  Midwest Generation, LLC ........................  Ba3      BB-       6.28%-6.50%       4/27/11              932,685
  1,000,000  Mirant North America, LLC ......................  Ba3      BB-          6.32%          1/03/13            1,007,500
  3,000,000  NRG Energy, Inc. ...............................  Ba2      BB-       6.57%-6.62%       2/01/13            3,031,765
    916,851  NSG Holdings II, LLC ...........................  B1       B+           7.53%          12/13/11             927,166
    739,372  Riverside Energy Center, LLC ...................  B1       B            8.92%          6/24/11              746,766
  1,153,591  Rocky Mountain Energy
                Center, LLC .................................  B1       B            8.92%          6/24/11            1,165,128
  1,000,000  Wolf Hollow I, L.P. (c) ........................  B2       B            9.00%          12/22/12           1,012,500
                                                                                                                 ---------------
             TOTAL ELECTRIC UTILITIES                                                                                 20,267,506
                                                                                                                 ---------------

             ENERGY EQUIPMENT & SERVICES - 0.9%

             OIL & GAS EQUIPMENT & SERVICES - 0.9%
  1,995,968  Targa Resources, Inc. ..........................  Ba3      B+        6.78%-7.23%        10/31/12          2,020,502
                                                                                                                 ---------------
             TOTAL ENERGY EQUIPMENT & SERVICES                                                                         2,020,502
                                                                                                                 ---------------


Page 2          See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                  BANK LOAN
 PRINCIPAL                                                        RATINGS+                           STATED          MARKET
   VALUE                       DESCRIPTIONo                      MOODY'S S&P         COUPON        MATURITY*          VALUE
-----------  ------------------------------------------------  ---------------   --------------   ------------   ---------------
 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED

             HEALTH CARE PROVIDERS & SERVICES - 5.2%

             HEALTH CARE FACILITIES - 2.6%
$ 2,743,079  Lifepoint Hospitals, Inc. ......................  Ba3      BB           6.19%        4/15/12        $     2,757,175
  2,977,500  Select Medical Corp. ...........................  B1       BB-       6.32%-8.25%     2/24/12              2,930,771
                                                                                                                 ---------------
                                                                                                                       5,687,946
                                                                                                                 ---------------
             HEALTH CARE SERVICES - 0.9%
  1,975,000  CHS/Community Health
                  Systems, Inc. .............................  Ba3      BB-       6.36%-6.56%     8/19/11              1,998,864
                                                                                                                 ---------------

             MANAGED HEALTH CARE - 1.7%
  1,970,000  IASIS Healthcare Corp. .........................  B1       B+        6.78%-6.79%     6/22/11              1,995,446
    810,000  Medcath Holdings Corp. .........................  B2       B+        7.10%-8.75%     6/30/11                813,038
  1,000,000  Vanguard Health Systems, Inc. ..................  B2       B         6.77%-6.95%     9/23/11              1,011,875
                                                                                                                 ---------------
                                                                                                                       3,820,359
                                                                                                                 ---------------
             TOTAL HEALTH CARE PROVIDERS & SERVICES                                                                   11,507,169
                                                                                                                 ---------------

             MEDIA - 5.4%

             BROADCASTING & CABLE TV - 4.9%
    985,000  Bragg Communications, Inc. .....................  NR(a)    NR           6.81%        8/31/11                994,850
  4,000,000  Century Cable Holdings, LLC ....................  NR       NR           9.50%        6/30/09              3,920,832
  2,996,275  Charter Communications Operating, LLC ..........  B2       B            7.67%        4/27/10              3,011,697
  2,000,000  UPC Distribution Holding B.V. ..................  B1       B            8.03%        12/31/11             2,023,750
  1,000,000  UPC Distribution Holding B.V. ..................  B1       B            7.28%        9/30/12              1,011,071
                                                                                                                 ---------------
                                                                                                                      10,962,200
                                                                                                                 ---------------
             PUBLISHING - 0.5%
  1,000,000  Quebecor Media Inc. ............................  NR       NR           6.60%        1/17/13              1,013,438
                                                                                                                 ---------------
             TOTAL MEDIA                                                                                              11,975,638
                                                                                                                 ---------------

             MULTI-UTILITIES - 1.8%

             MULTI-UTILITIES - 1.8%

  2,094,072  KGEN, LLC (c) ..................................  B3       B-           13.53%       8/05/11              2,094,072
  2,000,000  Thermal North America, Inc. ....................  Ba3      BB-          6.32%        10/12/13             2,011,250
                                                                                                                 ---------------
             TOTAL MULTI-UTILITIES                                                                                     4,105,322
                                                                                                                 ---------------

             OIL, GAS, & CONSUMABLE FUELS - 6.7%

             INTEGRATED OIL & GAS - 0.5%
  1,000,000  MarkWest Energy Partners, L.P. .................  B1       B+           6.82%        12/29/10             1,010,000
                                                                                                                 ---------------

             OIL & GAS EXPLORATION & PRODUCTION - 2.4%
  1,903,926  Mainline, L.P. .................................  Ba3      BB-          6.88%        12/17/11             1,913,446
  1,855,894  Plains Resources Inc. ..........................  Ba2      BB           6.75%        8/12/11              1,867,493
  1,521,724  SemCrude, L.P. .................................  Ba3      B         6.74%-6.78%     3/16/11              1,539,410
                                                                                                                 ---------------
                                                                                                                       5,320,349
                                                                                                                 ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                  BANK LOAN
 PRINCIPAL                                                        RATINGS+                           STATED          MARKET
   VALUE                       DESCRIPTIONo                      MOODY'S S&P         COUPON        MATURITY*          VALUE
-----------  ------------------------------------------------  ---------------   --------------   ------------   ---------------
SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED

             OIL, GAS, & CONSUMABLE FUELS - (CONTINUED)

             OIL & GAS STORAGE & TRANSPORTATION - 3.8%
$   997,500  Cheniere LNG Holdings, LLC .....................   NR        BB         6.95%          8/31/12      $     1,006,851
  2,000,000  Eagle Rock Gas Gathering & Processing, Ltd. ....   NR        NR         7.03%          10/01/12           2,017,500
  2,506,890  El Paso Corp. ..................................   B3        B          6.35%          11/23/09           2,529,871
    990,000  EPCO Holdings, Inc. ............................   Ba3       B+      6.35%-6.61%       8/18/10            1,001,602
    992,500  LB Pacific, L.P. ...............................   B1        B-      6.95%-7.28%       3/03/12            1,004,906
    997,500  Regency Gas Services, LLC ......................   B1        B+         6.78%          5/30/10            1,008,722
                                                                                                                 ---------------
                                                                                                                       8,569,452
                                                                                                                 ---------------
             TOTAL OIL, GAS, & CONSUMABLE FUELS                                                                       14,899,801
                                                                                                                 ---------------

             ROAD & RAIL - 2.1%

             RAILROADS - 2.1%
  3,084,524  Kansas City Southern
                Railway Company .............................   Ba3      BB+      6.07%-6.11%       3/31/08            3,097,377
  1,531,847  Railamerica Transportation Corp. ...............   Ba3       BB         7.06%          9/29/11            1,552,271
                                                                                                                 ---------------
             TOTAL ROAD & RAIL                                                                                         4,649,648
                                                                                                                 ---------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.9%

             WIRELESS TELECOMMUNICATION SERVICES - 0.9%
  2,000,000  AAT Communications Corp. .......................   B1       BB+         6.56%          7/27/12            2,005,000
                                                                                                                 ---------------
             TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                                 2,005,000
                                                                                                                 ---------------
             TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS ..................................................        80,889,221
                  (Cost $80,386,775)                                                                             ---------------

REPURCHASE AGREEMENT - 5.7%
(Cost $12,700,000)

 12,700,000  Agreement with Wachovia Capital Markets, LLC, 4.44%
                dated 2/28/06 to be repurchased at $12,701,566 on
                3/01/06, collateralized by $13,155,000
                Federal Home Loan Bank, 5.55% due 4/15/19 (Value $13,223,737) ................................        12,700,000
                                                                                                                 ---------------

             TOTAL INVESTMENTS - 136.0% ......................................................................       303,300,770
             (Cost $268,068,257) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.3% .........................................................           574,192
                                                                                                                 ---------------
             LOAN OUTSTANDING - (36.3)% ......................................................................      (81,000,000)
                                                                                                                 ---------------
             NET ASSETS - 100.0% .............................................................................   $   222,874,962
                                                                                                                 ===============

--------------------------------------------------------------------------------

  o All percentages shown in the Portfolio of Investments are based on net assets.

(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(b)   Aggregate cost for federal income tax and financial reporting purposes.

(c)   This issue is secured by a second lien on the issuer's assets.

(d)   This borrower has filed for protection in federal bankruptcy court.

  + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.


Page  4         See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

++ As of February 28, 2006, this security has not paid a distribution to the Fund.

NR    Not rated.

 * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be appoximately 18-30 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.


                See Notes to Quarterly Portfolio of Investments.          Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

COUNTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Australia                               13.3%
Canada                                  16.0%
United Kingdom                          21.5%
Italy                                    5.6%
United States                            6.1%
Spain                                    3.7%
New Zealand                              2.9%
Senior Secured Loans                    26.7%
Cash/Cash Equivalents                    4.2%

INDUSTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Water Utilities                         21.5%
Electric Utilities                       9.0%
Transportation Infrastructure            5.0%
Multi Utilities                          2.7%
Diversified Consumer Services            6.0%
Gas Pipelines                           15.7%
Gas Utilities                            4.4%
Power Generation                         4.8%
Senior Secured Loans                    26.7%
Cash/Cash Equivalents                    4.2%

+ Percentages are based upon total investments. Please note that percentages shown on the Portfolio of Investments are based on net assets.


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                FEBRUARY 28, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. Dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                FEBRUARY 28, 2006

not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,678,407 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,445,894.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)


Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)


Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date     APRIL 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.